UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  200 Greenwich Avenue
          Greenwich, Connecticut 06830


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Greenwich, Connecticut         November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             70

Form 13F Information Table Value Total:             $149,012
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number       Name

1.     028-13236                  Southport Energy Plus Partners, L.P.

2.     028-13524                  Southport Energy Plus Master Fund, L.P.


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
                                           FORM 13F INFORMATION TABLE
                                           Sound Energy Partners, Inc.
                                               September 30, 2012

COLUMN 1                     COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8

                             TITLE                           VALUE     SHRS OR SH/ PUT/      INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS           CUSIP       (X$1000)   PRN AMT PRN CALL      DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------               ---------          ------      ---------  ------- --------      ----------- --------- ----- ------ ----

ALPHA NATURAL RESOURCES INC   COM               02076X102    4,105     624,790 SH          SHARED-DEFINED   1      624,790
ALPHA NATURAL RESOURCES INC   COM               02076X102    2,639     401,720 SH          SHARED-DEFINED   2      401,720
ALPHA NATURAL RESOURCES INC   COM               02076X102      197      30,000 SH          SHARED-DEFINED           30,000
ARCH COAL INC                 COM               039380100      616      97,270 SH          SHARED-DEFINED   1       97,270
ARCH COAL INC                 COM               039380100      396      62,540 SH          SHARED-DEFINED   2       62,540
ARCH COAL INC                 COM               039380100      253      40,000 SH          SHARED-DEFINED           40,000
BAKER HUGHES INC              COM               057224107    1,131      25,000     CALL    SHARED-DEFINED           25,000
BAKER HUGHES INC              COM               057224107    1,540      34,050 SH          SHARED-DEFINED   1       34,050
BAKER HUGHES INC              COM               057224107      990      21,890 SH          SHARED-DEFINED   2       21,890
CANADIAN NAT RES LTD          COM               136385101      449      14,590 SH          SHARED-DEFINED   1       14,590
CANADIAN NAT RES LTD          COM               136385101      289       9,380 SH          SHARED-DEFINED   2        9,380
DEVON ENERGY CORP NEW         COM               25179M103    3,959      65,440 SH          SHARED-DEFINED   1       65,440
DEVON ENERGY CORP NEW         COM               25179M103    2,545      42,060 SH          SHARED-DEFINED   2       42,060
GOODRICH PETE CORP            COM NEW           382410405      177      14,000     CALL    SHARED-DEFINED   1       14,000
GOODRICH PETE CORP            COM NEW           382410405      139      11,000     CALL    SHARED-DEFINED   2       11,000
GOODRICH PETE CORP            COM NEW           382410405      253      20,000     CALL    SHARED-DEFINED           20,000
GOODRICH PETE CORP            COM NEW           382410405    2,000     158,260 SH          SHARED-DEFINED   1      158,260
GOODRICH PETE CORP            COM NEW           382410405    1,286     101,750 SH          SHARED-DEFINED   2      101,750
GOODRICH PETE CORP            COM NEW           382410405      190      15,000 SH          SHARED-DEFINED           15,000
HALLIBURTON CO                COM               406216101    2,302      68,317 SH          SHARED-DEFINED   1       68,317
HALLIBURTON CO                COM               406216101    1,480      43,930 SH          SHARED-DEFINED   2       43,930
HCA HOLDINGS INC              COM               40412C101      288       8,660 SH          SHARED-DEFINED   1        8,660
HCA HOLDINGS INC              COM               40412C101      185       5,570 SH          SHARED-DEFINED   2        5,570
HESS CORP                     COM               42809H107    2,246      41,810 SH          SHARED-DEFINED   1       41,810
HESS CORP                     COM               42809H107    1,445      26,890 SH          SHARED-DEFINED   2       26,890
INCYTE CORP                   COM               45337C102      264      14,640 SH          SHARED-DEFINED   1       14,640
INCYTE CORP                   COM               45337C102      170       9,410 SH          SHARED-DEFINED   2        9,410
IRONWOOD PHARMACEUTICALS INC  COM CL A          46333X108      259      20,230 SH          SHARED-DEFINED   1       20,230
IRONWOOD PHARMACEUTICALS INC  COM CL A          46333X108      166      13,010 SH          SHARED-DEFINED   2       13,010
ISHARES TR                    RUSSELL 2000      464287655    2,921      35,000     PUT     SHARED-DEFINED           35,000
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589    1,429      57,820 SH          SHARED-DEFINED   1       57,820
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589      919      37,180 SH          SHARED-DEFINED   2       37,180
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589      124       5,000 SH          SHARED-DEFINED            5,000
NATIONAL OILWELL VARCO INC    COM               637071101      779       9,730 SH          SHARED-DEFINED   1        9,730
NATIONAL OILWELL VARCO INC    COM               637071101      501       6,250 SH          SHARED-DEFINED   2        6,250
NEWFIELD EXPL CO              COM               651290108    1,176      37,540 SH          SHARED-DEFINED   1       37,540
NEWFIELD EXPL CO              COM               651290108      756      24,130 SH          SHARED-DEFINED   2       24,130
PATTERSON UTI ENERGY INC      COM               703481101      475      30,000     CALL    SHARED-DEFINED           30,000
PATTERSON UTI ENERGY INC      COM               703481101      145       9,130 SH          SHARED-DEFINED   1        9,130
PATTERSON UTI ENERGY INC      COM               703481101       93       5,870 SH          SHARED-DEFINED   2        5,870
PEABODY ENERGY CORP           COM               704549104    1,843      82,680 SH          SHARED-DEFINED   1       82,680
PEABODY ENERGY CORP           COM               704549104    1,185      53,160 SH          SHARED-DEFINED   2       53,160
PFIZER INC                    COM               717081103      574      23,100 SH          SHARED-DEFINED   1       23,100
PFIZER INC                    COM               717081103      369      14,850 SH          SHARED-DEFINED   2       14,850
PIONEER NAT RES CO            COM               723787107    1,824      17,470 SH          SHARED-DEFINED   1       17,470
PIONEER NAT RES CO            COM               723787107    1,172      11,230 SH          SHARED-DEFINED   2       11,230
ROWAN COMPANIES PLC           SHS CL A          G7665A101    2,525      74,760 SH          SHARED-DEFINED   1       74,760
ROWAN COMPANIES PLC           SHS CL A          G7665A101    1,623      48,070 SH          SHARED-DEFINED   2       48,070
SCHLUMBERGER LTD              COM               806857108    3,422      47,310 SH          SHARED-DEFINED   1       47,310
SCHLUMBERGER LTD              COM               806857108    2,200      30,410 SH          SHARED-DEFINED   2       30,410
SPDR S&P 500 ETF TR           TR UNIT           78462F103   26,282     182,600     PUT     SHARED-DEFINED   1      182,600
SPDR S&P 500 ETF TR           TR UNIT           78462F103   16,897     117,400     PUT     SHARED-DEFINED   2      117,400
SPDR S&P 500 ETF TR           TR UNIT           78462F103    2,519      17,500 SH          SHARED-DEFINED           17,500
SYNTROLEUM CORP               COM               871630109      266     350,000 SH          SHARED-DEFINED          350,000
TENET HEALTHCARE CORP         COM               88033G100      285      45,380 SH          SHARED-DEFINED   1       45,380
TENET HEALTHCARE CORP         COM               88033G100      183      29,180 SH          SHARED-DEFINED   2       29,180
TRANSOCEAN LTD                REG SHS           H8817H100   16,601     369,800     CALL    SHARED-DEFINED   1      369,800
TRANSOCEAN LTD                REG SHS           H8817H100   10,670     237,700     CALL    SHARED-DEFINED   2      237,700
TRANSOCEAN LTD                REG SHS           H8817H100    2,469      55,000     CALL    SHARED-DEFINED           55,000
TRANSOCEAN LTD                REG SHS           H8817H100    4,552     101,410 SH          SHARED-DEFINED   1      101,410
TRANSOCEAN LTD                REG SHS           H8817H100    2,927      65,200 SH          SHARED-DEFINED   2       65,200
TRANSOCEAN LTD                REG SHS           H8817H100      359       8,000 SH          SHARED-DEFINED            8,000
VIVUS INC                     COM               928551100      578      32,440 SH          SHARED-DEFINED   1       32,440
VIVUS INC                     COM               928551100      372      20,860 SH          SHARED-DEFINED   2       20,860
VIVUS INC                     COM               928551100      125       7,000 SH          SHARED-DEFINED            7,000
WABASH NATL CORP              COM               929566107      214      30,000 SH          SHARED-DEFINED           30,000
WALTER ENERGY INC             COM               93317Q105      437      13,470 SH          SHARED-DEFINED   1       13,470
WALTER ENERGY INC             COM               93317Q105      281       8,660 SH          SHARED-DEFINED   2        8,660
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    3,032     239,121 SH          SHARED-DEFINED   1      239,121
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    1,949     153,740 SH          SHARED-DEFINED   2      153,740